Other non-current assets (Tables)	12 Months Ended
Mar. 31, 2014
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Abstract]
Schedule Of Other Assets Noncurrent [Text Block]
Other non-current assets comprise:

	As of March 31,
	2013	2014
	US$	US$
Prepaid expenses	187,176	177,659
Rent deposits	825,055	767,616
Loans to employees	32,143	52,029
Amount receivable on sale of investment (See Note - 6)	—	461,545
Total	1,044,374	1,458,849